Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Option Activity

The following table summarizes option activity under the plans for three months ended March 31, 2019 (in thousands except share and per share amounts):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	10,203,432	$3.04	8.97	$129,551
Granted	2,983,207	13.06
Exercised	(1,471)	3.43
Forfeited	(608,491)	6.88
Outstanding at March 31, 2019	12,576,677	5.15	8.82	$160,093
Vested as of March 31, 2019	3,114,960	1.67	7.69	$50,491

Summary of Award Activity

The following table summarizes award activity for the three months ended March 31, 2019:

	Shares	Weighted Average Grant Date Fair Value
Unvested and outstanding at December 31, 2018	219,922	$15.48
Granted	372,500	12.15
Vested	—	—
Forfeited	(18,750)	11.17
Unvested and outstanding at March 31, 2019	573,672	$13.46

Share-based Compensation Expense

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	March 31,	March 31,
	2019	2018
Research and development	$1,317	$501
General and administrative	2,504	603
Total share-based compensation	$3,821	$1,104